Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

Distribution of LifeWorks Business

On March 1, 2016, we entered into a strategic joint venture with WorkAngel Technology Limited (“WorkAngel”) in which we contributed our existing LifeWorks employee assistance program business to WorkAngel Organisation Limited, a newly formed English limited company. On January 20, 2017, WorkAngel Organisation Limited changed its name to LifeWorks Corporation Ltd (“LifeWorks”). We had a controlling interest in LifeWorks, including certain preferential distribution rights; therefore, LifeWorks was consolidated within our financial statements, and the other joint venture ownership interest component was presented as a noncontrolling interest. During the nine months ended September 30, 2018, there was loss attributable to the noncontrolling interest of $0.5. During the nine months ended September 30, 2017, there was loss attributable to the noncontrolling interest of $0.4.

In the second quarter of 2018, contemporaneously with our IPO and concurrent private placement, we distributed our controlling financial interest in LifeWorks to our stockholders of record prior to the IPO on a pro rata basis in accordance with their pro rata interests in us (the “LifeWorks Disposition”).

At this time, the LifeWorks Disposition represented a strategic shift in our overall business and had a significant impact on the financial statement results. Therefore, the LifeWorks business has been presented as discontinued operations in the condensed consolidated financial statements and accompanying notes for all periods presented. Ceridian’s net book value related to LifeWorks of $95.7 was recorded as a distribution through additional paid in capital within our condensed consolidated balance sheet during the second quarter of 2018.

The amounts in the table below reflect the operating results of LifeWorks reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

	Nine Months Ended September 30,
	2018	2017
Net revenues	$28.3	$59.9
Income (loss) from operations before income taxes	(0.9)	1.9
Income tax expense	(13.9)	(3.9)
Loss from discontinued operations, net of income taxes	$(14.8)	$(2.0)
Depreciation and amortization	$1.4	$3.0
Capital expenditures	$—	$0.2

The amounts in the table below reflect the assets and liabilities reported as discontinued operations for LifeWorks:

December 31, 2017
Assets:
Cash and equivalents	$5.3
Trade and other receivables, net	13.3
Prepaid expenses	1.5
Property, plant and equipment, net	1.8
Other intangible assets, net	5.9
Goodwill	126.3
Other assets	2.1

Assets of discontinued operations	$156.2

Liabilities:
Accounts payable	$4.4
Deferred revenue	2.8
Employee compensation and benefits	1.3
Other liabilities	10.8

Liabilities of discontinued operations	$19.3

Sale of UK Business

On June 15, 2016, we completed the stock sale of our United Kingdom and Ireland businesses, along with the portion of our Mauritius operations that supported these businesses (the “UK Business”). Concurrent with this transaction, we entered into a strategic partnership with the acquirer, SD Worx, a leading European provider of payroll and human capital management (“HCM”) services, to deliver cloud HCM services across Europe.

This transaction in the second quarter of 2016 represented a strategic shift in our overall business and had a significant impact on our financial statement results. Therefore, the UK Business has been presented as discontinued operations in the condensed consolidated financial statements and accompanying notes for all periods presented.

The amounts in the table below reflect the operating results of the UK Business reported as discontinued operations, as well as supplemental disclosures of discontinued operations:

Nine Months Ended September 30, 2017
Net revenues	$—
Loss from operations before income taxes	—
Loss on sale of businesses	(0.7)
Income tax expense	—
Loss from discontinued operations, net of income taxes	$(0.7)

Sale of Divested Benefits Continuation Businesses

In the third quarter of 2013, we entered into an agreement for the sale of certain of our customer contracts for consumer-directed benefit services, including flexible spending accounts, health reimbursement accounts, health savings accounts, commuter (parking or transit) premium-only plans, and tuition reimbursement plans (collectively, the “Consumer-Directed Benefit Services”). During the third quarter of 2015, we completed two separate transactions that resulted in the sale of our benefits administration and post-employment health insurance portability compliance businesses (the “Divested Benefits Continuation Businesses”).

These three transactions, which were completed in the third quarter of 2015, represented a strategic shift in our overall business and had a significant impact on the financial statement results. Accordingly, the Divested Benefits Continuation Businesses, as well as the Consumer-Directed Benefit Services, have been presented as discontinued operations in the condensed consolidated financial statements and accompanying notes for all periods presented. The amounts in the table below reflect the operating results and gain on sale of the Divested Benefits Continuation Businesses reported as discontinued operations:

Nine Months Ended September 30, 2017
Net revenues	$—
Income from operations before income taxes	—
(Loss) gain on sale of businesses	0.5
Income tax benefit (expense)	(0.2)
(Loss) income from discontinued operations, net of income taxes	$0.3

For both sales of the Divested Benefits Continuation Businesses, consideration received was contingent upon the number and dollar value of successful customer transitions and was recorded when earned. The proceeds received and earned during the nine months ended September 30, 2017, were for a final purchase price true-up related to one of the transactions.

The remaining liabilities related to discontinued operations for the Divested Benefits Continuation Businesses as of September 30, 2018, and December 31, 2017, were $0.2 and $0.3 of other accrued expenses.

3. Discontinued Operations

Life Works Disposition

In the second quarter of 2018, contemporaneously with our IPO and concurrent private placement, we distributed our controlling financial interest in LifeWorks to our stockholders of record prior to the IPO on a pro rata basis in accordance with their pro rata interest in us.

The LifeWorks Disposition represents a strategic shift in our overall business and had a significant impact on the financial statement results. Therefore, the LifeWorks business has been presented as discontinued operations in our consolidated financial statements and accompanying notes for all periods presented. Ceridian’s net book value related to LifeWorks of $95.7 was recorded as a distribution through additional paid in capital within our consolidated balance sheet during the second quarter of 2018.

The amounts in the table below reflect the operating results of LifeWorks reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

	Year Ended December 31,
	2017	2016	2015
Net revenues	$79.9	$80.8	$82.3
(Loss) income from operations before income taxes	(0.4)	7.1	23.8
Income tax expense	(4.9)	(11.1)	(4.3)
(Loss) income from discontinued operations, net of income taxes	$(5.3)	$(4.0)	$19.5
Depreciation and amortization	$4.1	$4.1	$3.8
Capital expenditures	$0.2	$0.3	$0.4

The amounts in the table below reflect the assets and liabilities reported as discontinued operations for LifeWorks:

	December 31,
	2017	2016
Assets:
Cash and equivalents	$5.4	$10.6
Trade and other receiveables, net	13.3	7.0
Prepaid expenses	1.5	1.7
Property, plant, and equipment, net	1.8	2.4
Other intangible assets, net	5.9	9.2
Goodwill	126.3	124.9
Other assets	2.0	0.2

Assets of discontinued operations	$156.2	$156.0

Liabilities:
Accounts payable	$4.4	$5.7
Deferred revenue	2.8	1.9
Employee compensation and benefits	1.2	1.1
Other liabilities	10.9	10.4

Liabilities of discontinued operations	$19.3	$19.1

Sale of UK Business

On June 15, 2016, we completed the stock sale of our United Kingdom and Ireland businesses, along with the portion of our Mauritius operations that supported these businesses (the “UK Business”). We received $93.2 in connection with this transaction. Concurrent with this transaction, we entered into a strategic partnership with the acquirer, SD Worx, a leading European provider of payroll and HCM services, to deliver cloud human capital management (“HCM”) services across Europe.

This transaction represented a strategic shift in our overall business and had a significant impact on our financial statement results. Therefore, the UK Business has been presented as discontinued operations in the consolidated financial statements and accompanying notes for all periods presented. The sale of the UK Business, which made up the International reporting unit, was considered a sale of a business, and as such, the entire goodwill balance assigned to the International reporting unit of $23.8 was included in the carrying amount used in determining the gain on sale of the UK Business. During the year ended December 31, 2017, there was a settlement payment made to SD Worx.

The amounts in the table below reflect the operating results of the UK Business reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

	Year Ended December 31,
	2017	2016	2015
Net revenues	$—	$37.0	$79.2
Income from operations before income taxes	—	0.5	2.3
(Loss) gain on sale of businesses	(1.0)	5.9	—
Income tax benefit (expense)	—	0.2	(1.4)
(Loss) income from discontinued operations, net of income taxes	$(1.0)	$6.6	$0.9
Depreciation and amortization	$—	$1.3	$3.3
Capital expenditures	$—	$0.7	$2.4

Sale of Divested Benefits Continuation Businesses

In the third quarter of 2013, we entered into an agreement for the sale of certain of our customer contracts for consumer-directed benefit services, including flexible spending accounts, health reimbursement accounts, health savings accounts, commuter (parking or transit) premium-only plans, and tuition reimbursement plans (collectively, the “Consumer-Directed Benefit Services”). During the third quarter of 2015, we completed two separate transactions that resulted in the sale of our benefits administration and post-employment health insurance portability compliance businesses (the “Divested Benefits Continuation Businesses”).

These three transactions represented a strategic shift in our overall business and have had a significant impact on the financial statement results. Accordingly, the Divested Benefits Continuation Businesses, as well as the Consumer-Directed Benefit Services, have been presented as discontinued operations in the consolidated financial statements and accompanying notes for all periods presented. The amounts in the table below reflect the operating results and gain on sale of the Divested Benefits Continuation Businesses reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

The purchase price of the Consumer-Directed Benefit Services was subject to adjustment, dependent upon which customers transitioned to the acquirer. The proceeds of $15.0 for the Consumer-Directed Benefit Services were received on the sale date in the third quarter of 2013. Since a portion of the customer contracts were assigned to the acquirer on the sale date, that portion of the purchase price was recognized upon the sale date. For the remaining contracts that required transition, the purchase price was deferred and recognized as each contract transferred. The final calculation of the purchase price was determined during the second quarter of 2015, which resulted in the recognition of an additional gain of $1.5.

	Year Ended December 31,
	2017	2016	2015
Net revenues	$—	$4.8	$40.0
(Loss) income from operations before income taxes	—	(0.8)	12.2
Gain (loss) on sale of businesses	0.5	21.0	(28.9)
Income tax expense	(0.2)	(10.3)	—
Income (loss) from discontinued operations, net of income taxes	$0.3	$9.9	$(16.7)
Depreciation and amortization	$—	$—	$0.4
Capital expenditures	$—	$—	$0.5

For both sales of the Divested Benefits Continuation Businesses, consideration received was contingent upon the number and dollar value of successful customer transitions and is recorded when earned. Proceeds of $21.0, and $0.4 were received and earned based on the customers transitioned during the years ended December 31, 2016, and 2015, respectively. The proceeds received during the year ended December 31, 2017, were for a final purchase price true-up related to one of the transactions.

Both sales of the Divested Benefits Continuation Businesses were considered a sale of a business, and as such, a portion of goodwill was assigned to each disposed business based on its relative fair value. This resulted in a combined goodwill assignment of $22.5, which is included in the loss on sale within discontinued operations. Additionally, a write-off of the long-lived assets associated with the disposal group of $8.1 is included in the loss on sale within discontinued operations. These long-lived assets consisted primarily of customer lists and relationships intangible assets, equipment, and software.

The amounts in the table below reflect the assets and liabilities reported as discontinued operations for the Divested Benefits Continuation Businesses. These amounts are included within other current assets and other accrued expenses, respectively, in our consolidated balance sheets:

	December 31,
	2017	2016
Assets:
Other assets	$—	$0.1

Assets of discontinued operations	$—	$0.1

Liabilities:
Accounts payable	$—	$0.4
Other liabilities	0.3	0.5

Liabilities of discontinued operations	$0.3	$0.9